Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
BNY Mellon Global Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DEQYX
BNY Mellon Global Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQEIX
BNY Mellon Global Equity Income Fund | Class C
Prospectus:
Trading Symbol	DEQCX
BNY Mellon Global Equity Income Fund | Class A
Prospectus:
Trading Symbol	DEQAX
BNY Mellon International Bond Fund | Class Y
Prospectus:
Trading Symbol	DIBYX
BNY Mellon International Bond Fund | Class I
Prospectus:
Trading Symbol	DIBRX
BNY Mellon International Bond Fund | Class C
Prospectus:
Trading Symbol	DIBCX
BNY Mellon International Bond Fund | Class A
Prospectus:
Trading Symbol	DIBAX